Leases - Schedule of Details of Rent Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating lease expense - Minimum rentals:
Operating lease expense - minimum rentals	$ (188,060)	$ (169,125)	$ (130,813)
Variable lease expense - Contingent rentals based on sales:
Variable lease expense - contingent rentals based on sales	(62,464)	(47,132)	(36,767)
Total lease expense	(250,524)	(216,257)	(167,580)
General and administrative expenses
Operating lease expense - Minimum rentals:
Operating lease expense - minimum rentals	(8,472)	(6,746)	(6,590)
Company-operated restaurants | Occupancy and other operating expenses
Operating lease expense - Minimum rentals:
Operating lease expense - minimum rentals	(131,613)	(117,723)	(94,254)
Variable lease expense - Contingent rentals based on sales:
Variable lease expense - contingent rentals based on sales	(46,861)	(36,322)	(27,262)
Franchised restaurants | Franchised restaurants - occupancy expenses
Operating lease expense - Minimum rentals:
Operating lease expense - minimum rentals	(47,975)	(44,656)	(29,969)
Variable lease expense - Contingent rentals based on sales:
Variable lease expense - contingent rentals based on sales	$ (15,603)	$ (10,810)	$ (9,505)